LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.4%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	52,800	$7,064,112

Banks - 3.8%
Bank of America Corp.	160,000	3,396,800
Comerica, Inc.	100,000	2,934,000
Cullen/Frost Bankers, Inc.	65,000	3,626,350
Glacier Bancorp, Inc.	60,000	2,040,300
		11,997,450
Beverages - 3.8%
The Coca-Cola Co.	80,000	3,540,000
Keurig Dr Pepper, Inc.	100,000	2,427,000
PepsiCo, Inc.	49,000	5,884,900
		11,851,900
Biotechnology - 1.8%
Amgen, Inc.	28,000	5,676,440

Chemicals - 5.9%
Air Products & Chemicals, Inc.	21,000	4,191,810
Ecolab, Inc.	45,000	7,012,350
FMC Corp.	90,000	7,352,100
		18,556,260
Commercial Services & Supplies - 3.3%
Cintas Corp.	16,000	2,771,520
Waste Connections, Inc. (b)	97,500	7,556,250
		10,327,770
Computers & Peripherals - 2.4%
Apple, Inc.	30,000	7,628,700

Construction Materials - 0.5%
Martin Marietta Materials, Inc.	9,000	1,703,070

Diversified Financials - 1.9%
JPMorgan Chase & Co.	68,000	6,122,040

Electrical Equipment & Instruments - 4.8%
Franklin Electric Co., Inc.	85,000	4,006,050
Rockwell Automation, Inc.	25,000	3,772,750
Roper Technologies, Inc.	23,000	7,171,630
		14,950,430
Electronic Equipment & Instruments - 2.1%
National Instruments Corp.	55,000	1,819,400
Trimble, Inc. (a)	150,000	4,774,500
		6,593,900
Food Products - 0.9%
Mondelez International, Inc. - Class A	54,000	2,704,320

Health Care Equipment & Supplies - 8.7%
Alcon, Inc. (a)(b)	60,000	3,049,200
Danaher Corp.	70,000	9,688,700
PerkinElmer, Inc.	99,000	7,452,720
Thermo Fisher Scientific, Inc.	25,000	7,090,000
		27,280,620
Household Products - 3.1%
Kimberly-Clark Corp.	50,000	6,393,500
The Procter & Gamble Co.	30,000	3,300,000
		9,693,500
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	5,000	9,748,600

IT Consulting & Services - 2.3%
PayPal Holdings, Inc. (a)	75,000	7,180,500

Machinery - 5.6%
Generac Holdings, Inc. (a)	85,000	7,919,450
The Toro Co.	74,000	4,816,660
Valmont Industries, Inc.	45,000	4,769,100
		17,505,210
Marine - 0.6%
Kirby Corp. (a)	40,000	1,738,800

Media & Entertainment - 4.0%
Alphabet, Inc. - Class A (a)	7,000	8,133,650
Facebook, Inc. - Class A (a)	27,000	4,503,600
		12,637,250
Metals & Mining - 1.6%
Newmont Goldcorp Corp.	110,000	4,980,800

Oil & Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	190,000	3,266,100
ConocoPhillips	91,500	2,818,200
EOG Resources, Inc.	65,000	2,334,800
		8,419,100
Personal Products - 1.5%
The Estee Lauder Cos., Inc. - Class A	30,000	4,780,200

Pharmaceuticals - 5.2%
Merck & Co., Inc.	80,000	6,155,200
Pfizer, Inc.	115,000	3,753,600
Zoetis, Inc.	53,500	6,296,415
		16,205,215
Road & Rail - 2.7%
Kansas City Southern	40,000	5,087,200
Union Pacific Corp.	24,000	3,384,960
		8,472,160
Software - 7.7%
Adobe, Inc. (a)	30,000	9,547,200
Microsoft Corp.	80,000	12,616,800
RealPage, Inc. (a)	35,000	1,852,550
		24,016,550
Software & Services - 2.6%
Akamai Technologies, Inc. (a)	90,000	8,234,100

Specialty Retail - 1.8%
The Home Depot, Inc.	30,000	5,601,300

Textiles, Apparel & Luxury Goods - 1.7%
VF Corp.	100,000	5,408,000

TOTAL COMMON STOCKS
(Cost $167,284,347)		277,078,297

	Principal
SHORT-TERM INVESTMENTS - 12.0%	Amount
U.S. Treasury Note - 1.4%
2.125%, 05/31/2021	$4,300,000	4,401,285

Money Market Funds - 10.6%	Shares
Fidelity Investments Money Market Government Portfolio - Class I, 0.30% (c)	9,496,347	9,496,347
First American Government Obligations Fund - Class Z, 0.34% (c)	4,733,353	4,733,353
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.43% (c)	9,496,347	9,496,347
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.22% (c)	9,496,347	9,496,347
		33,222,394
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,612,128)		37,623,679

Total Investments - 100.4%
(Cost $204,896,475)		314,701,976
Liabilities in Excess of Other Assets - (0.4)%		(1,317,128)
TOTAL NET ASSETS - 100.0%		$313,384,848

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$277,078,297	$–	$–	$277,078,297
U.S. Government Issue	–	4,401,285	–	4,401,285
Money Market Funds	33,222,394	–	–	33,222,394
Total Investments	$310,300,691	$4,401,285	$–	$314,701,976